UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:   -------
 This Amendment (Check only one):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tokio Marine Asset Management New York Co., Ltd.
Address:       101 Park Avenue
               New York, NY  10178-0096

Form 13F File Number:  28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Fumiaki Namekawa
Title:   Treasurer
Phone:   (212) 297-6708

Signature, Place and Date of Signing:

/s/ Fumiaki Namekawa   New York, NY         November 14, 2000
--------------------------------------------------------------------------------
[Signature]           [City, State]               [Date]

Note: Pursuant to a restructuring and pending dissolution of the Reporting Manager, the Reporting Manager no longer exercises investment discretion with respect to any Section 13(f) securities.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included managers:                0

Form 13F Information Table Entry Total:           0

Form 13F Information Table Value Total:           0
                                            (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

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Column 1                      Column 2      Column 3      Column 4         Column 5         Column 6     Column 7   Column 8
Name of Issuer             Title of class    CUSIP #    MARKET VALUE    Amount and Type    Investment     Other      Voting
                                                          (x $1000)      of Security       Discretion    Managers   Authority
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
N/A                         N/A             N/A             0             0                    N/A          N/A         0
-------------------------------------------------------------------------------------------------------------------------------
